SIGNIFICANT ACCOUNTING POLICIES 2 (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Lease Cost [Abstract]
Fixed	¥ 193,665	$ 27,818
Short-term	859	123
Total	¥ 194,524	$ 27,941